Trade payables, accrued liabilities and deferred income (Tables)	12 Months Ended
Dec. 31, 2018
Trade payables, accrued liabilities and deferred income [Abstract]
Trade payables and accrued liabilities
	As of December 31,
in CHF thousands	2018	2017
Trade and other payables	1,979	1,092
Accrued research and development costs	6,803	5,430
Accrued payroll expenses	2,482	2,420
Other accrued expenses	1,135	457
Deferred income	351	355
Total	12,750	9,754